S000074041 [Member] Average Annual Total Returns	12 Months Ended	48 Months Ended		60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025 [3]	Dec. 31, 2025 [3]	Dec. 31, 2025	[3],[4]
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57% [1]	6.55%	[1],[2]	4.20%	8.42%	6.44%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	34.60%	6.89%	[2]
Performance Inception Date		Dec. 21, 2021
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	32.71%	6.00%	[2]
Performance Inception Date		Dec. 21, 2021
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.18%	5.16%	[2]
Performance Inception Date		Dec. 21, 2021

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares of the Fund commenced operations on December 21, 2021.
[3]	Index returns shown are net of withholding taxes.
[4]	The Institutional Shares of the Fund’s predecessor fund commenced operations on December 17, 2014. Advisor Shares commenced operations on January 28, 2016.